Condensed Statements of Operations - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2019	Sep. 30, 2018	Sep. 30, 2019	Sep. 30, 2018	Dec. 31, 2018	Dec. 31, 2017
Revenue
Total revenue	$ 26,058	$ 17,188	$ 60,862	$ 38,471	$ 55,663	$ 38,448
Operating expenses
Cost of revenue	5,601	5,360	16,323	14,393	19,668	15,680
Research and development	20,506	9,783	49,516	28,090	39,157	31,995
Sales and marketing	9,099	6,039	25,813	16,415	24,486	16,765
General and administrative	8,477	4,739	22,143	13,914	20,409	15,949
Amortization of intangible assets	428	428	1,270	1,271	1,699	1,694
Restructuring						840
Total operating expenses	44,111	26,349	115,065	74,083	105,419	82,923
Loss from operations	(18,053)	(9,161)	(54,203)	(35,612)	(49,756)	(44,475)
Interest and other income, net	4,103	869	6,208	2,436	3,309	1,644
Net loss	(13,950)	(8,292)	(47,995)	(33,176)	(46,447)	(42,831)
Fair value adjustment to Series E-1 convertible preferred stock options		(4)	(964)	(2)	102	135
Net loss attributable to common shareholders	$ (13,950)	$ (8,296)	$ (48,959)	$ (33,178)	$ (46,345)	$ (42,696)
Net loss per share attributable to common shareholders, basic and diluted	$ (0.11)	$ (0.66)	$ (0.97)	$ (2.67)	$ (3.67)	$ (3.50)
Weighted-average shares used in computing net loss per share attributable to common shareholders, basic and diluted	124,285,686	12,620,010	50,552,389	12,430,535	12,629,778	12,196,998
Sequencing Revenue
Revenue
Total revenue	$ 11,683	$ 8,463	$ 29,631	$ 22,524	$ 32,978	$ 22,759
Development Revenue
Revenue
Total revenue	$ 14,375	$ 8,725	$ 31,231	$ 15,947	$ 22,685	$ 15,689
Pro Forma
Operating expenses
Net loss per share attributable to common shareholders, basic and diluted					$ (0.44)
Weighted-average shares used in computing net loss per share attributable to common shareholders, basic and diluted					105,433,645